TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - Kibbutz [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 7,767	$ 7,893	$ 8,232
Research and development [Member]
Related Party Transaction [Line Items]
Amounts of transaction	555	520	486
Selling and marketing [Member]
Related Party Transaction [Line Items]
Amounts of transaction	717	927	621
General and administrative [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 1,032	$ 811	$ 848